Prepayments and Other Assets, Current and Non-Current - Schedule of Prepayments and Other Current Assets from Continuing Operations (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Prepayments and other current assets
Prepayments to suppliers	[1]	$ 3,305,594	$ 619,283
Prepaid consulting expenses	[2]	820,000
Prepaid marketing and advertising expenses		298,966	543,964
Tax recoverable		11,322	53,963
Loans to a third party	[3]		500,000
Others		359,932	244,838
Total prepayments and other current assets		4,795,814	1,962,048
Other non-current assets
Long-term deposits	[4]	732,767	756,154
Others			21,781
Total other non-current assets		$ 732,767	$ 777,935

[1]	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.
[2]	The balance represented advances for financial advisory services, which will be amortized to general and administrative expenses through February 2027.
[3]	As of December 31, 2024, the balance represented loans advanced to one third party. For the six months ended June 30, 2025, the Company fully collected the loans from the third party.
[4]	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.